Accounts Payable and accrued Expenses Accounts Payable and Accrued Expense (Tables)	6 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
Accounts payable and accrued expense [Table Text Block]

	As of
	June 30, 2020	December 31, 2019
Accounts payable	$10,086	$4,984
Accrued operating	29,639	36,177
Accrued administrative	4,114	7,585
Accounts payable and accrued expenses	$43,839	$48,746